Financial Information of Parent Company Statements of Changes in Equity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Parent Company	Dec. 31, 2012 Parent Company	Dec. 31, 2011 Parent Company	Dec. 31, 2013 Ordinary shares	Dec. 31, 2012 Ordinary shares	Dec. 31, 2011 Ordinary shares	Dec. 31, 2013 Ordinary shares Parent Company	Dec. 31, 2012 Ordinary shares Parent Company	Dec. 31, 2011 Ordinary shares Parent Company	Dec. 31, 2013 Additional Paid-in capital	Dec. 31, 2012 Additional Paid-in capital	Dec. 31, 2011 Additional Paid-in capital	Dec. 31, 2013 Additional Paid-in capital Parent Company	Dec. 31, 2012 Additional Paid-in capital Parent Company	Dec. 31, 2011 Additional Paid-in capital Parent Company	Dec. 31, 2013 Accumulated deficits Parent Company	Dec. 31, 2012 Accumulated deficits Parent Company	Dec. 31, 2011 Accumulated deficits Parent Company	Dec. 31, 2013 Accumulated other comprehensive income	Dec. 31, 2012 Accumulated other comprehensive income	Dec. 31, 2011 Accumulated other comprehensive income	Dec. 31, 2013 Accumulated other comprehensive income Parent Company	Dec. 31, 2012 Accumulated other comprehensive income Parent Company	Dec. 31, 2011 Accumulated other comprehensive income Parent Company	Dec. 31, 2013 Treasury stock	Dec. 31, 2013 Treasury stock Parent Company	Dec. 31, 2011 Treasury stock Parent Company	Dec. 31, 2010 Treasury stock Parent Company
Beginning Balance (in shares)										94,617,509	94,566,617	93,904,748																	(4,627,833)	(4,627,833)	(4,627,833)
Beginning Balance	$ 179,293,725			$ 157,914,387	$ 175,016,169	$ 161,043,090				$ 946,175	$ 945,666	$ 939,047				$ 158,519,071	$ 158,095,135	$ 157,092,684	$ (20,807,616)	$ (2,881,542)	$ (8,004,801)				$ 30,720,703	$ 30,320,856	$ 22,480,106		$ (11,463,946)	$ (11,463,946)	$ (11,463,946)
Net income (loss)	(39,895,878)	(17,926,074)	5,123,259	(39,895,878)	(17,926,074)	5,123,259													(39,895,878)	(17,926,074)	5,123,259
Unrealized losses on available-for-sales securities			(65,935)			21,965																		21,965			21,965
Gains on disposition of available-for-sale securities			(546,642)			(499,019)																					(499,019)
Foreign currency translation adjustments	4,578,301	400,568	8,338,882	4,564,209	399,847	8,317,804																4,564,209	399,847	8,317,804	4,564,209	399,847	8,317,804
Exercise of stock options (in shares)									556,581			556,581
Exercise of stock options			879,397			879,397			5,566			5,566			873,831			873,831
Repurchase of ordinary shares (in shares)																												(7,859,550)	(7,859,550)
Repurchase of ordinary shares	(8,645,505)			(8,645,505)																								(8,645,505)	(8,645,505)
Exercise of restricted share units (in shares)							319,665	50,892	105,288	319,665	50,892	105,288
Exercise of restricted share units							3,197	509	1,053	3,197	509	1,053	(3,197)	(509)	(1,053)	(3,197)	(509)	(1,053)
Share-based compensation	446,412	424,445	129,673	446,412	424,445	129,673							446,412	424,445	129,673	446,412	424,445	129,673
Ending Balance (in shares)										94,937,174	94,617,509	94,566,617																	(12,487,383)	(4,627,833)	(4,627,833)
Ending Balance	$ 135,762,963	$ 179,293,725		$ 114,383,625	$ 157,914,387	$ 175,016,169				$ 949,372	$ 946,175	$ 945,666				$ 158,962,286	$ 158,519,071	$ 158,095,135	$ (60,703,494)	$ (20,807,616)	$ (2,881,542)				$ 35,284,912	$ 30,720,703	$ 30,320,856		$ (20,109,451)	$ (11,463,946)	$ (11,463,946)